Cover page	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	PowerSchool Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-04321
Entity Tax Identification Number	85-4166024
Entity Address, Address Line One	150 Parkshore Drive
Entity Address, City or Town	Folsom
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95630
City Area Code	877
Local Phone Number	873-1550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PWSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835681
Amendment Flag	false